UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22444

Western Asset High Yield Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

FORM N-Q

MAY 31, 2016

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 91.1%
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.5%
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	550,000		$557,563
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,350,000		1,355,062	(a)

Total Auto Components					1,912,625

Diversified Consumer Services - 1.3%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	780,000		791,700	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	158,467	(b)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	280,000	GBP	442,261
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,390,000		1,456,025	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,030,000		1,210,250
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	760,000		761,900

Total Diversified Consumer Services					4,820,603

Hotels, Restaurants & Leisure - 4.5%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,057,558		1,057,558	(a)(c)(d)(e)
Boyd Gaming Corp., Senior Notes	6.375%	4/1/26	400,000		414,000	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	820,000		890,725
CCM Merger Inc., Senior Notes	9.125%	5/1/19	1,400,000		1,468,527	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,700,000		1,610,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	1,090,000		1,024,600	(a)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	878,182	GBP	1,325,971	(b)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	970,000		1,013,650
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	500,000		526,250	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	650,000		658,125	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	2,890,000		3,038,112	(a)
MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer Inc., Senior Notes	5.625%	5/1/24	480,000		505,200	(a)
Pinnacle Entertainment Inc., Senior Bonds	5.625%	5/1/24	250,000		245,000	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	2,840,000		2,541,800	(a)

Total Hotels, Restaurants & Leisure					16,320,268

Household Durables - 1.6%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,630,000		1,656,487	(a)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	1,350,000		1,356,750	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	950,000		992,750
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	250,000		249,375
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,560,000		1,458,600	(a)

Total Household Durables					5,713,962

Leisure Products - 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,070,000		569,775	(a)

Media - 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.750%	2/15/26	1,960,000		2,013,900	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,560,000		2,743,188	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	640,000		737,508	(a)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	2,670,000		2,772,261

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	940,000		$911,800
DISH DBS Corp., Senior Notes	5.875%	11/15/24	220,000		204,437
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	3,221,900		1,280,705	(c)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	1,320,000		1,283,700	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,545,984		1,028,079	(a)(c)
Numericable-SFR SA, Senior Secured Bonds	6.250%	5/15/24	2,730,000		2,665,163	(a)
Numericable-SFR SA, Senior Secured Notes	7.375%	5/1/26	2,300,000		2,323,000	(a)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	550,000		636,815
Tribune Media Co., Senior Notes	5.875%	7/15/22	610,000		619,150
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	2,514,000		2,680,553	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	640,000		636,800	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	790,000		606,324
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,260,000		2,343,891	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,750,000		1,782,813	(a)

Total Media					27,270,087

Multiline Retail - 0.5%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	270,000		244,350
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	640,000		486,400	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,440,000		1,018,800	(a)(c)

Total Multiline Retail					1,749,550

Specialty Retail - 1.8%
GameStop Corp., Senior Notes	6.750%	3/15/21	730,000		715,400	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	2,920,000		2,606,100	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	660,000		668,250	(a)
L Brands Inc., Debentures	6.950%	3/1/33	380,000		384,750
L Brands Inc., Senior Notes	6.875%	11/1/35	1,050,000		1,113,000
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	960,000		1,009,200

Total Specialty Retail					6,496,700

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	240,000		236,400	(a)

TOTAL CONSUMER DISCRETIONARY					65,089,970

CONSUMER STAPLES - 5.1%
Beverages - 0.9%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,120,000		1,069,600	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	910,000		954,362
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,000,000		1,135,000	(a)

Total Beverages					3,158,962

Food & Staples Retailing - 0.5%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,550,000		1,431,813	(a)
Performance Food Group Inc., Senior Notes	5.500%	6/1/24	310,000		314,650	(a)

Total Food & Staples Retailing					1,746,463

Food Products - 1.9%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	870,000	GBP	1,250,015	(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	580,000		575,650	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	940,000		803,700	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,330,000		1,347,463	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	3,140,000		2,865,250	(a)

Total Food Products					6,842,078

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 1.4%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	570,000	$594,225
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	310,000	301,475	(a)
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	460,000	492,490
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	370,000	393,125
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	950,000	997,500
Sun Products Corp., Senior Notes	7.750%	3/15/21	2,410,000	2,343,725	(a)

Total Household Products				5,122,540

Tobacco - 0.4%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,920,000	1,692,000

TOTAL CONSUMER STAPLES				18,562,043

ENERGY - 12.4%
Energy Equipment & Services - 1.1%
CGG, Senior Notes	6.500%	6/1/21	1,480,000	636,400
Ensco PLC, Senior Notes	4.700%	3/15/21	190,000	149,388
Ensco PLC, Senior Notes	5.750%	10/1/44	1,130,000	659,637
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	440,000	321,200	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	280,000	249,200
Pride International Inc., Senior Notes	7.875%	8/15/40	1,680,000	1,152,060
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	1,140,000	798,000	(a)

Total Energy Equipment & Services				3,965,885

Oil, Gas & Consumable Fuels - 11.3%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	640,000	156,800	*(f)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,571,000	384,895	*(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	920,000	832,600	(a)
California Resources Corp., Senior Notes	5.500%	9/15/21	2,310,000	1,258,950
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	970,000	647,475
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	860,000	937,400	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	780,000	785,850
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,960,000	1,293,600
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	820,000	496,100
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,020,000	627,300
Continental Resources Inc., Senior Notes	3.800%	6/1/24	230,000	201,825
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,090,000	901,975
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,280,000	1,215,616
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	1,216,650
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	7.000%	8/15/21	560,000	548,800	(a)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	960,000	621,600
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	580,000	298,700
EV Energy Partners LP/EV Energy Finance Corp., Senior Notes	8.000%	4/15/19	230,000	123,050
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	280,000	277,200
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.750%	2/1/22	320,000	301,600
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	1,030,000	963,050
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	4,090,000	3,302,675	(a)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	810,000	878,331
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	410,000	414,613
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	450,000	187,875	(a)
Magnum Hunter Resources Corp. Escrow	—	—	3,530,000	0	(d)(e)(f)(g)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	1,310,000	1,038,175	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	250,000	192,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	830,000		$643,250	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	1,360,000		462,400	*(d)(f)(h)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	4,790,000		934,050	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	1,280,000		876,800
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	890,000		878,875	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	1,490,000		1,434,125
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	2,140,000		1,942,050
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,553,000		1,409,347
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	1,000,000		157,500	*(a)(d)(f)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	540,000		391,338
Rice Energy Inc., Senior Notes	7.250%	5/1/23	1,490,000		1,512,350
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000		339,900	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	590,000		578,200	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	860,000		662,200
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	4,210,000		3,052,250
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	750,000		556,875	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	120,000		124,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	340,000		351,900
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	770,000		696,850
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	750,000		622,500
Williams Cos. Inc., Debentures	7.500%	1/15/31	330,000		325,875
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000		364,425
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	530,000		465,075
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,620,000		1,328,400
WPX Energy Inc., Senior Notes	7.500%	8/1/20	270,000		265,950
WPX Energy Inc., Senior Notes	8.250%	8/1/23	430,000		422,475

Total Oil, Gas & Consumable Fuels					40,904,665

TOTAL ENERGY					44,870,550

FINANCIALS - 13.2%
Banks - 8.2%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	1,120,000		1,183,000	(i)(j)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,550,000		1,969,295	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,950,000		2,131,594
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	340,000		347,661	(i)(j)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	3,070,000		3,066,162	(a)(i)(j)
CIT Group Inc., Senior Notes	5.000%	8/15/22	110,000		112,888
CIT Group Inc., Senior Notes	5.000%	8/1/23	360,000		368,100
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	3,080,000		3,080,000	(i)(j)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	660,000		747,450	(a)(i)(j)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,330,000		1,384,264	(a)(i)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	640,000		603,200	(i)(j)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000		825,600	(i)(j)
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	1,210,000		1,277,220
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	530,000		548,386	(i)(j)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	1,000,000		1,042,500	(i)(j)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/27/16	1,170,000		1,174,387	(i)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	7,000,000		6,772,500	(i)(j)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	350,000		385,754
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,030,000	AUD	1,568,870	(b)(j)
Santander Issuances SAU, Notes	5.911%	6/20/16	900,000		901,746	(a)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	260,000		278,525	(i)(j)

Total Banks					29,769,102

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 0.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	460,000		$462,060
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,080,000		1,115,773

Total Capital Markets					1,577,833

Consumer Finance - 0.5%
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	920,000		994,750
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	1,130,000		875,750	(a)

Total Consumer Finance					1,870,500

Diversified Financial Services - 2.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	360,000		370,350
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	650,000		659,750	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,900,000		1,994,071
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000		140,725
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	3,140,000		3,705,200
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	310,000		339,450

Total Diversified Financial Services					7,209,546

Insurance - 0.3%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	620,000		623,100	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	760,000		560,500

Total Insurance					1,183,600

Real Estate Investment Trusts (REITs) - 0.6%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	710,000		708,225	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	810,000		820,125
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	430,000		462,250

Total Real Estate Investment Trusts (REITs)					1,990,600

Real Estate Management & Development - 1.2%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,650,000		1,588,125
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,170,000		1,184,625
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,310,000		1,368,950	(a)

Total Real Estate Management & Development					4,141,700

TOTAL FINANCIALS					47,742,881

HEALTH CARE - 6.8%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		584,100	(a)

Health Care Equipment & Supplies - 1.7%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	860,000		861,075	(a)(c)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,530,000	EUR	1,767,674	(a)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	750,000		609,375	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,390,000		1,254,475	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	780,000		787,800	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	900,000		823,500

Total Health Care Equipment & Supplies					6,103,899

Health Care Providers & Services - 3.5%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,000,000		1,700,000
Centene Corp., Senior Notes	5.625%	2/15/21	630,000		656,775	(a)
Centene Corp., Senior Notes	6.125%	2/15/24	370,000		390,583	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
HCA Inc., Debentures	7.500%	11/15/95	1,000,000		$980,000
HCA Inc., Senior Secured Notes	5.250%	6/15/26	450,000		463,500
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	2,120,000		2,045,800
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,310,000		1,349,300	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	480,000	EUR	550,094	(b)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	2,790,000		2,821,388
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,770,000		1,661,588

Total Health Care Providers & Services					12,619,028

Pharmaceuticals - 1.4%
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	960,000		960,000	(a)(c)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	820,000		779,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,580,000		1,402,250	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,700,000		1,547,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	700,000		587,125	(a)

Total Pharmaceuticals					5,275,375

TOTAL HEALTH CARE					24,582,402

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	620,000		655,650
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,900,000		1,615,000	(a)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	620,000		604,888	(a)(d)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	730,000		748,250
TransDigm Inc., Senior Subordinated Notes	6.375%	6/15/26	780,000		781,950	(a)

Total Aerospace & Defense					4,405,738

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	380,000		397,100	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	880,000		849,200	(a)

Total Air Freight & Logistics					1,246,300

Airlines - 0.3%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	1,020,855		1,171,380

Building Products - 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,190,000		1,056,125	(a)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	370,000		385,725	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	540,000		558,900	(a)

Total Building Products					2,000,750

Commercial Services & Supplies - 2.2%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	580,000		474,150	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	1,230,000		1,319,175	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	2,740,000		2,260,500
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	2,096,000		2,240,100
West Corp., Senior Notes	5.375%	7/15/22	1,990,000		1,808,412	(a)

Total Commercial Services & Supplies					8,102,337

Construction & Engineering - 1.2%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,010,000		891,325	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	860,000		881,500	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,016,164		835,795	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	850,000		850,000	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,521,000		779,512	(a)

Total Construction & Engineering					4,238,132

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Electrical Equipment - 0.7%
Interface Grand Master Holdings Inc., Senior Notes	17.000%	8/15/19	698,370		$680,911	(c)(e)
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	820,000		816,925	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	760,000		741,000	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	150,000	EUR	176,369	(a)

Total Electrical Equipment					2,415,205

Machinery - 1.1%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	500,000		485,000	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,310,000		2,286,900	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,000,000		1,045,625
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	410,000		322,875	(a)

Total Machinery					4,140,400

Marine - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	2,670,000		2,197,944	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,010,000		186,850	*(d)(f)

Total Marine					2,384,794

Road & Rail - 1.0%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,280,000		1,260,800	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	1,430,000		1,194,050	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	970,000		970,000	(a)

Total Road & Rail					3,424,850

Trading Companies & Distributors - 0.7%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,870,000		1,935,450
HD Supply Inc., Senior Notes	5.750%	4/15/24	630,000		656,775	(a)

Total Trading Companies & Distributors					2,592,225

Transportation - 0.8%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	704,000		718,080	(a)
Jack Cooper Enterprises Inc., Senior Notes	10.500%	3/15/19	2,946,050		1,296,262	(a)(c)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,640,000		836,400	(a)(c)

Total Transportation					2,850,742

TOTAL INDUSTRIALS					38,972,853

INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,140,000		1,118,625

Internet Software & Services - 0.9%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	2,380,000		2,582,300
Match Group Inc., Senior Notes	6.375%	6/1/24	490,000		501,025	(a)

Total Internet Software & Services					3,083,325

IT Services - 0.7%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	520,000		244,400	(a)(d)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	2,340,000		2,347,301	(a)

Total IT Services					2,591,701

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Semiconductors & Semiconductor Equipment - 0.3%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	940,000		$953,007

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	950,000	EUR	1,126,200	(a)

Technology Hardware, Storage & Peripherals - 0.5%
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	720,000		602,154
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	1,350,000		1,038,656
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	210,000		148,181	(a)
Western Digital Corp., Senior Notes	10.500%	4/1/24	180,000		186,750	(a)

Total Technology Hardware, Storage & Peripherals					1,975,741

TOTAL INFORMATION TECHNOLOGY					10,848,599

MATERIALS - 9.2%
Chemicals - 1.5%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	910,000		896,350	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	654,875		494,431	(a)(c)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	1,912,000		1,959,800	(a)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	350,000		365,750	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	1,880,000		1,642,650	(a)

Total Chemicals					5,358,981

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	1,050,000		777,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	390,000		280,800	(a)

Total Construction Materials					1,057,800

Containers & Packaging - 3.3%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,147,173		1,187,324	(a)(c)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	2,500,000	EUR	2,920,512	(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	1,670,000		1,711,750	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,750,000		1,693,125	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	710,000		699,350	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	2,280,000		2,337,000
Pactiv LLC, Senior Notes	7.950%	12/15/25	410,000		416,150
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	840,000		783,300	(a)

Total Containers & Packaging					11,748,511

Metals & Mining - 4.0%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	430,000		410,650	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	250,000		228,125	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	860,000		791,200	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	2,020,000		1,919,000
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	1,220,000		960,750	(a)(d)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,860,000		1,725,578
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	520,000		556,400	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	10,000		9,169
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	450,000		392,625
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	310,000		261,175
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000		314,450
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	530,000		402,636
Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	536,000		507,860
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,290,000		96,750	*(a)(d)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	13,620		0	(a)(c)(d)(e)(g)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	340,000		$349,350	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	291,558	EUR	335,147	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	800,000		886,000	(a)(c)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	1,340,000		1,289,750
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	650,000		664,625	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	770,000		791,175	(a)
United States Steel Corp., Senior Secured Notes	8.375%	7/1/21	580,000		600,300	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,220,000		1,018,700

Total Metals & Mining					14,511,415

Paper & Forest Products - 0.1%
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	510,000		380,587

TOTAL MATERIALS					33,057,294

TELECOMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 3.5%
CenturyLink Inc., Senior Notes	7.650%	3/15/42	2,800,000		2,303,000
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,080,000		1,102,950	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,260,000		885,150
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,000,000		685,000
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	1,530,000		1,566,338	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	520,000		544,700
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	850,000		850,000	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,460,000		509,220	(a)(d)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	930,000		939,886	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,900,000		1,786,000
Windstream Services LLC, Senior Notes	7.750%	10/1/21	1,460,000		1,281,150
Windstream Services LLC, Senior Notes	6.375%	8/1/23	130,000		100,669

Total Diversified Telecommunication Services					12,554,063

Wireless Telecommunication Services - 5.9%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,530,000		2,530,000	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	200,000		224,500	(a)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	1,190,000		1,273,907	(a)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	1,070,000		1,219,800	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	4,288,000		3,221,360
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	2,220,000		2,369,850	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	420,000		361,418
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,582,000		1,463,350
Sprint Corp., Senior Notes	7.875%	9/15/23	3,350,000		2,629,750
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	450,000		464,900
T-Mobile USA Inc., Senior Notes	6.125%	1/15/22	390,000		412,913
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	650,000		680,062
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,730,000		2,982,866	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	800,000		856,000	(b)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	520,000		556,400	(a)

Total Wireless Telecommunication Services					21,247,076

TOTAL TELECOMMUNICATION SERVICES					33,801,139

UTILITIES - 3.2%
Electric Utilities - 1.9%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,260,000		1,540,408
FirstLight Hydro Generating Co., Senior Secured Notes	8.812%	10/15/26	2,011,719		2,158,118
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,220,000		2,133,975
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	1,000,000		1,040,000

Total Electric Utilities					6,872,501

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 1.3%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	3,624,375	$3,411,443
NRG Energy Inc., Senior Notes	7.250%	5/15/26	1,120,000	1,118,600	(a)

Total Independent Power and Renewable Electricity Producers				4,530,043

TOTAL UTILITIES				11,402,544

TOTAL CORPORATE BONDS & NOTES (Cost - $337,817,951)				328,930,275

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	900,000	476,372	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.618%	8/15/48	700,000	458,099	(a)(j)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	800,000	397,155	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,576,595)				1,331,626

CONVERTIBLE BONDS & NOTES - 0.2%
MATERIALS - 0.2%
Chemicals - 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	340,000	284,458

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	988,463	345,962	(a)(c)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,302,474)				630,420

SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,050,000	1,051,312	(k)(l)

Specialty Retail - 0.2%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	900,000	742,500	(k)(l)

TOTAL CONSUMER DISCRETIONARY				1,793,812

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	444,872	446,540	(k)(l)

ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	922,222	783,889	(k)(l)

Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	330,000	328,350	(d)(k)(l)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	675,735	483,151	(k)(l)

Total Oil, Gas & Consumable Fuels				811,501

TOTAL ENERGY				1,595,390

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	823,775	737,279	(k)(l)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,100,000	1,049,812	(k)(l)

TOTAL HEALTH CARE				1,787,091

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.4%
Electric Utilities - 0.4%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	390,000	$364,650	(k)(l)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	980,100	877,190	(k)(l)

TOTAL UTILITIES				1,241,840

TOTAL SENIOR LOANS (Cost - $7,492,898)				6,864,673

SOVEREIGN BONDS - 0.2%
Argentina - 0.2%
Republic of Argentina, Senior Notes	6.875%	4/22/21	560,000	588,000	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	290,000	297,250	(a)

TOTAL SOVEREIGN BONDS (Cost - $837,710)				885,250

			SHARES
COMMON STOCKS - 2.6%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			68,957	635,784	*(d)(e)

ENERGY - 0.7%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc.			46,103	52,557	*

Oil, Gas & Consumable Fuels - 0.7%
Magnum Hunter Resources Corp.			182,272	2,387,764	*(d)

TOTAL ENERGY				2,440,321

FINANCIALS - 1.7%
Banks - 1.7%
Citigroup Inc.			99,668	4,641,539
JPMorgan Chase & Co.			20,262	1,322,500

TOTAL FINANCIALS				5,964,039

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)			13,300	155,743	*(d)(e)

INDUSTRIALS - 0.0%
Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			2,532	0	*(a)(d)(e)(g)

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			2,742,654	2	*(d)(e)

TOTAL COMMON STOCKS (Cost - $11,262,297)				9,195,889

CONVERTIBLE PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC (Cost - $814,215)	5.500%		968	817,631

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Consumer Finance - 0.7%
GMAC Capital Trust I (Cost - $2,492,477)	6.411%		107,625	2,695,468	(j)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost - $224,058)		1/17/17	10,470,000	$54,517

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $363,820,675)				351,405,749

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $8,279,876)	0.239%		8,279,876	8,279,876

TOTAL INVESTMENTS - 99.6% (Cost - $372,100,551#)				359,685,625
Other Assets in Excess of Liabilities - 0.4%				1,368,784

TOTAL NET ASSETS - 100.0%				$361,054,409

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	The coupon payment on these securities is currently in default as of May 31, 2016.

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of May 31, 2016.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in a portfolio of high-yield corporate fixed income securities with varying maturities. The Fund intends to liquidate on or about September 30, 2025 and distribute substantially all of its net assets to stockholders, after making appropriate provisions for any liabilities of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$64,032,412	$1,057,558		$65,089,970
Energy	—	44,870,550	0	*	44,870,550
Industrials	—	38,291,942	680,911		38,972,853
Materials	—	33,057,294	0	*	33,057,294
Other Corporate Bonds & Notes	—	146,939,608	—		146,939,608
Collateralized Mortgage Obligations	—	1,331,626	—		1,331,626
Convertible Bonds & Notes	—	630,420	—		630,420
Senior Loans:
Consumer Discretionary	—	1,051,312	742,500		1,793,812
Energy	—	—	1,595,390		1,595,390
Utilities	—	—	1,241,840		1,241,840
Other Senior Loans	—	2,233,631	—		2,233,631
Sovereign Bonds	—	885,250	—		885,250
Common Stocks:
Consumer Discretionary	—	—	635,784		635,784
Energy	$52,557	2,387,764	—		2,440,321
Financials	5,964,039	—	—		5,964,039
Health Care	—	—	155,743		155,743
Industrials	—	—	0	*	0	*
Materials	—	—	2		2
Convertible Preferred Stocks	817,631	—	—		817,631
Preferred Stocks	2,695,468	—	—		2,695,468
Purchased Options	—	54,517	—		54,517

Total Long-Term Investments	$9,529,695	$335,766,326	$6,109,728		$351,405,749

Short-Term Investments†	8,279,876	—	—		8,279,876

Total Investments	$17,809,571	$335,766,326	$6,109,728		$359,685,625

Other Financial Instruments:
Futures Contracts	$14,395	—	—		$14,395
Forward Foreign Currency Contracts	—	$286,381	—		286,381

Total Other Financial Instruments	$14,395	$286,381	—		$300,776

Total	$17,823,966	$336,052,707	$6,109,728		$359,986,401

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$72,421	—		$72,421

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		INDUSTRIALS	MATERIALS		UTILITIES
Balance as of August 31, 2015	$913,255	—		—	$0	*	$2,356,933
Accrued premiums/discounts	19,422	—		—	—		370
Realized gain (loss)	—	—		—	—		—
Change in unrealized appreciation (depreciation)[1]	37,323	—		—	(202)		(130,795)
Purchases	106,796	$0	*	—	202		—
Sales	(19,238)	—		—	—		(92,533)
Transfers into Level 3[2]	—	—		$680,911	—		—
Transfers out of Level 3[3]	—	—		—	—		(2,133,975)

Balance as of May 31, 2016	$1,057,558	$0	*	$680,911	$0	*	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016[1]	$37,323	—		—	$(202)		—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	UTILITIES
Balance as of August 31, 2015	$913,500	$612,758	$952,961
Accrued premiums/discounts	349	7,008	1,895
Realized gain (loss)	—	20,057	136
Change in unrealized appreciation (depreciation)[1]	(171,349)	(231,849)	(74,277)
Purchases	—	1,930,300	368,550
Sales	—	(742,884)	(7,425)
Transfers into Level 3[2]	—	—	—
Transfers out of Level 3[3]	—	—	—

Balance as of May 31, 2016	$742,500	$1,595,390	$1,241,840

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016[1]	$(171,349)	$(231,849)	$(74,277)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY		HEALTH CARE	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of August 31, 2015	$0	*	$1,103,900	—	$161,815	$354,480	$7,369,602
Accrued premiums/discounts	—		—	—	—	—	29,044
Realized gain (loss)	—		394,061	—	—	—	414,254
Change in unrealized appreciation (depreciation)[1]	635,784		2,238	$(46,278)	(161,813)	(308,227)	(449,445)
Purchases	—		106,657	46,278		25	2,558,808
Sales	—		(1,451,113)	—	—	(46,278)	(2,359,471)
Transfers into Level 3[2]	—		—	—	—	—	680,911
Transfers out of Level 3[3]	—		—	—	—	—	(2,133,975)

Balance as of May 31, 2016	$635,784		$155,743	0 *	$2	—	$6,109,728

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016[1]	$635,784		$49,087	$(46,278)	$(161,813)	—	$36,426

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$18,469,315
Gross unrealized depreciation	(30,884,241)

Net unrealized depreciation	$(12,414,926)

At May 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	13	9/16	$1,685,574	$1,685,938	$364
U.S. Treasury Ultra Long-Term Bonds	35	9/16	6,115,344	6,129,375	14,031

Net unrealized appreciation on open futures contracts					$14,395

At May 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,698,036	EUR	4,995,079	Bank of America N.A.	7/14/16	$132,164
EUR	1,610,410	USD	1,846,415	Citibank, N.A.	8/12/16	(50,228)
USD	1,917,575	GBP	1,321,689	Citibank, N.A.	8/12/16	2,401
EUR	450,000	USD	514,235	UBS AG	8/12/16	(12,323)
EUR	250,000	USD	279,275	UBS AG	8/12/16	(435)
EUR	1,500,000	USD	1,682,475	UBS AG	8/12/16	(9,435)
USD	5,465,607	EUR	4,764,925	UBS AG	8/12/16	150,999
USD	1,123,115	GBP	774,514	UBS AG	8/12/16	817

Total						$213,960

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016